Disaggregation of Revenue by Major Source (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Disaggregation of Revenue [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	3,398				3,205
Advertising
Disaggregation of Revenue [Line Items]
Revenues	2,442				2,376					7,904	8,237	8,649
Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	1,933				1,832
Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	1,531				1,463
Retail and wholesale sales of merchandise, food and beverage
Disaggregation of Revenue [Line Items]
Revenues	2,122				2,059
TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	1,177				997
Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	373				1,169
Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	910				965
Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	453				391
Other
Disaggregation of Revenue [Line Items]
Revenues	964				894
Media Networks
Disaggregation of Revenue [Line Items]
Revenues	5,921				5,555					21,922	21,299	21,326
Media Networks | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	3,075				2,867
Media Networks | Advertising
Disaggregation of Revenue [Line Items]
Revenues	2,023				1,963
Media Networks | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	0				0
Media Networks | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	0				0
Media Networks | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	722				624
Media Networks | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Media Networks | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Media Networks | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	0				0
Media Networks | Other
Disaggregation of Revenue [Line Items]
Revenues	101				101
Parks, Experiences and Products
Disaggregation of Revenue [Line Items]
Revenues	6,824				6,527
Parks, Experiences and Products | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	0				0
Parks, Experiences and Products | Advertising
Disaggregation of Revenue [Line Items]
Revenues	2				2
Parks, Experiences and Products | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	1,933				1,832
Parks, Experiences and Products | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	1,531				1,463
Parks, Experiences and Products | Retail and wholesale sales of merchandise, food and beverage
Disaggregation of Revenue [Line Items]
Revenues	2,122				2,059
Parks, Experiences and Products | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Parks, Experiences and Products | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Parks, Experiences and Products | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	741				776
Parks, Experiences and Products | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	0				0
Parks, Experiences and Products | Other
Disaggregation of Revenue [Line Items]
Revenues	495				395
Studio Entertainment
Disaggregation of Revenue [Line Items]
Revenues	1,824				2,509					10,065	8,352	9,369
Studio Entertainment | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	0				0
Studio Entertainment | Advertising
Disaggregation of Revenue [Line Items]
Revenues	0				0
Studio Entertainment | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	0				0
Studio Entertainment | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	0				0
Studio Entertainment | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	605				519
Studio Entertainment | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	373				1,169
Studio Entertainment | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	154				171
Studio Entertainment | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	425				361
Studio Entertainment | Other
Disaggregation of Revenue [Line Items]
Revenues	267				289
Direct-to-Consumer & International
Disaggregation of Revenue [Line Items]
Revenues	918				931					3,414	3,075	3,306
Direct-to-Consumer & International | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	323				338
Direct-to-Consumer & International | Advertising
Disaggregation of Revenue [Line Items]
Revenues	417				411
Direct-to-Consumer & International | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	0				0
Direct-to-Consumer & International | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	0				0
Direct-to-Consumer & International | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	34				25
Direct-to-Consumer & International | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Direct-to-Consumer & International | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	15				18
Direct-to-Consumer & International | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	28				30
Direct-to-Consumer & International | Other
Disaggregation of Revenue [Line Items]
Revenues	101				109
Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(184)				(171)					$ (668)	$ (613)	$ (627)
Eliminations | Affiliate fees
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | Advertising
Disaggregation of Revenue [Line Items]
Revenues					0
Eliminations | Theme park admissions
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | Resort and vacations
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | TV/SVOD distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	(184)				(171)
Eliminations | Theatrical distribution licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | Merchandise licensing
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | Home entertainment
Disaggregation of Revenue [Line Items]
Revenues	0				0
Eliminations | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 0				$ 0